UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-7460

Exact name of registrant as specified in charter:	Delaware Investments Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Dividend and Income Fund, Inc.

February 28, 2007

	Number of
	Shares	Value
Common Stock – 79.08%
Consumer Discretionary – 5.68%
@=P†Avado Brands	1,390	$-
*†Charter Communications Class A	9,000	27,090
Gap	132,200	2,536,918
Limited Brands	87,800	2,430,304
Mattel	110,000	2,861,100
Starwood Hotels & Resorts Worldwide	10,900	717,220
*†Time Warner Cable Class A	8,900	344,867
		8,917,499
Consumer Staples – 5.09%
Heinz (H.J.)	56,500	2,591,655
Kimberly-Clark	38,500	2,622,235
Safeway	80,600	2,786,342
		8,000,232
Diversified REITs – 2.41%
iStar Financial	33,900	1,622,115
Liberty Property Trust	17,100	876,375
*Spirit Finance	35,900	463,828
*Washington Real Estate Investment Trust	20,600	823,588
		3,785,906
Energy – 3.18%
Chevron	36,900	2,531,709
ConocoPhillips	34,900	2,283,158
*†Petroleum Geo-Services ADR	8,001	185,943
		5,000,810
Financials – 12.92%
Allstate	43,000	2,582,580
Aon	72,500	2,729,624
Chubb	47,600	2,429,980
Hartford Financial Services Group	27,100	2,562,576
†Highland Distressed Opportunities	41,000	604,750
Huntington Bancshares	97,900	2,266,385
Morgan Stanley	33,200	2,487,344
Wachovia	43,700	2,419,669
Washington Mutual	51,200	2,205,696
		20,288,604
Health Care – 10.27%
Abbott Laboratories	53,900	2,944,018
Baxter International	53,900	2,695,539
Bristol-Myers Squibb	102,800	2,712,892
Merck & Co.	64,300	2,839,488
Pfizer	98,900	2,468,544
*Wyeth	50,500	2,470,460
		16,130,941
Health Care REITs – 2.22%
Health Care Property Investors	28,400	1,044,268
*Medical Properties Trust	35,000	537,600
*Nationwide Health Properties	28,900	956,012
*Ventas	20,700	948,681
		3,486,561
Hotel REITs – 1.16%
Hersha Hospitality Trust	97,800	1,090,470
*Highland Hospitality	14,700	241,227
Host Hotels & Resorts	18,400	483,552
		1,815,249

Industrial REITs – 2.74%
AMB Property	22,700	1,334,306
*First Potomac Realty Trust	21,700	649,915
ProLogis	35,100	2,321,163
		4,305,384
Industrials – 5.81%
†Allied Waste Industries	1	12
Donnelley (R.R.) & Sons	74,700	2,702,646
†Foster Wheeler	4,760	263,126
†Genesis Lease ADR	73,000	1,806,750
*†Grupo Aeroportuario del Centro Norte Sab ADR	16,100	378,028
*Macquarie Infrastructure	43,300	1,667,050
*†Teekay Petrojarl ADR	2,167	24,693
Waste Management	66,800	2,274,540
		9,116,845
Information Technology – 6.81%
Hewlett-Packard	71,300	2,807,794
Intel	125,100	2,483,235
International Business Machines	28,700	2,669,387
†Xerox	158,700	2,740,749
		10,701,165
Mall REITs – 4.14%
General Growth Properties	26,706	1,693,962
Macerich	17,700	1,656,720
Simon Property Group	27,900	3,145,446
		6,496,128
Manufactured Housing REITs – 0.42%
Equity Lifestyle Properties	11,600	652,500
		652,500
Materials – 1.77%
duPont (E.I.) deNemours	54,700	2,776,025
		2,776,025
Media – 0.16%
†Adelphia	325,000	97,500
†Adelphia Recovery Trust Series ACC-1	318,962	26,474
†Adelphia Recovery Trust Series Arahova	217,473	115,261
†Century Communications	500,000	17,500
		256,735
Mortgage REITs – 0.95%
*American Home Mortgage Investment	18,800	514,180
*Gramercy Capital	6,800	218,688
JER Investors Trust	20,900	397,518
*Luminent Mortgage Capital	38,700	356,814
		1,487,200
Multifamily REITs – 1.21%
American Campus Communities	15,000	453,750
Equity Residential	28,400	1,442,436
		1,896,186
Office REITs – 3.89%
Alexandria Real Estate Equities	9,200	967,748
*Brandywine Realty Trust	37,848	1,349,281
Duke Realty	27,000	1,189,620
Highwoods Properties	11,300	499,234
Mack-Cali Realty	10,200	527,136
*Parkway Properties	15,600	839,124
PS Business Parks	8,800	633,600
SL Green Realty	656	95,684
		6,101,427
Self-Storage REITs – 0.97%
Public Storage	12,200	1,235,494
*U-Store-It Trust	13,000	280,800
		1,516,294
Shopping Center REITs – 1.25%
Cedar Shopping Centers	46,200	741,510
*New Plan Excel Realty Trust	29,400	981,666
*Ramco-Gershenson Properties	6,600	235,620
		1,958,796
Specialty REITs – 0.76%
*Entertainment Properties Trust	18,300	1,198,650
		1,198,650

Telecommunications – 3.48%
AT&T	76,100	2,800,480
Verizon Communications	71,400	2,672,502
		5,472,982
Utilities – 1.79%
†Mirant	6,023	224,417
Progress Energy	52,900	2,584,694
†USGen	250,000	-
		2,809,111
Total Common Stock (cost $98,686,621)		124,171,230

Convertible Preferred Stock – 3.29%
Banking, Finance & Insurance – 1.55%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	8,800	487,300
•Citigroup Funding 4.673% exercise price $29.50, expiration date 9/27/08	17,000	564,231
*E Trade Financial 6.125% exercise price $21.82, expiration date 11/18/08	9,000	271,125
Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07	16,000	440,000
*Marshall & Ilsley 6.50% exercise price $46.28, expiration date 8/15/07	12,500	333,250
Sovereign Capital Trust 4.375% exercise price $29.16, expiration date 3/1/34	6,800	340,850
		2,436,756
Basic Materials – 0.38%
*Freeport-McMoRan Copper & Gold 5.50% exercise price $47.27 expiration date 12/31/49	115	155,753
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08	9,900	435,600
		591,353
Cable, Media & Publishing – 0.27%
#Interpublic Group 5.25% 144A exercise price $13.66, expiration date 12/31/49	360	417,150
		417,150
Energy – 0.46%
*Chesapeake Energy 4.50% exercise price $44.17, expiration date 12/31/49	3,650	354,050
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	9,250	362,600
		716,650
Telecommunications – 0.13%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	205	212,354
		212,354
Utilities – 0.50%
Entergy 7.625% exercise price $87.64, expiration date 2/17/09	6,750	417,656
NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09	1,225	372,553
		790,209
Total Convertible Preferred Stock (cost $4,718,021)		5,164,472

Preferred Stock – 4.02%
Leisure, Lodging & Entertainment – 0.65%
*Red Lion Hotels Capital Trust 9.50%	37,649	1,012,758
		1,012,758
Real Estate – 3.37%
*Equity Inns Series B 8.75%	35,700	942,480
LaSalle Hotel Properties 10.25%	49,200	1,244,760
Ramco-Gershenson Properties 9.50%	40,000	1,054,400
SL Green Realty 7.625%	80,000	2,054,400
		5,296,040
Total Preferred Stock (cost $6,063,725)		6,308,798

	Principal
	Amount
Commercial Mortgage-Backed Securities – 0.19%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	$300,000	304,688
Total Commercial Mortgage-Backed Securities (cost $304,488)		304,688

Convertible Bonds – 9.57%
Aerospace & Defense – 0.54%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26	260,000	305,175
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25	235,000	231,769
#L-3 Communications 144A 3.00% 8/1/35 exercise price $102.16, expiration date 8/1/35	290,000	311,025
		847,969
Automobiles & Automotive Parts – 0.37%
Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36	520,000	583,050
		583,050
Banking, Finance & Insurance – 0.18%
•#US Bancorp 144A 3.615% 9/20/36 exercise price $38.28, expiration date 12/20/36	275,000	277,503
		277,503
Cable, Media & Publishing – 0.35%
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25	600,000	553,500
		553,500

Computers & Technology – 1.87%
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08	410,000	407,438
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26	340,000	314,925
#Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26	510,000	515,738
#Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	255,000	228,544
^ON Semiconductor Series B 1.149% 4/15/24 expiration price $9.82, expiration date 4/15/24	575,000	663,405
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13	280,000	235,200
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25	500,000	564,374
		2,929,624
Energy – 0.72%
Halliburton 3.125% 7/15/23 exercise price $18.80, expiration date 7/15/23	250,000	418,750
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33	230,000	284,338
Schlumberger 2.125% 6/1/23 exercise price $40.00, expiration date 6/1/23	260,000	421,525
		1,124,613
Health Care & Pharmaceuticals – 1.58%
#Allergan 144A 1.50% 4/1/26 exercise price $126.66, expiration date 4/1/26	415,000	436,787
Amgen
*0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	235,000	227,069
#144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	165,000	159,431
•Bristol-Myers Squibb 4.86% 9/15/23 exercise price $41.28, expiration date 9/15/23	300,000	303,750
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13	125,000	109,375
#Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12	350,000	330,313
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26	345,000	337,238
•Wyeth 4.877% 1/15/24 exercise price $60.39, expiration date 1/15/24	550,000	586,739
		2,490,702
Leisure, Lodging & Entertainment – 0.74%
#International Game Technology 144A 2.60% 12/15/36 exercise price $61.78,
expiration date 12/15/36	375,000	368,438
#Regal Entertainment Group 144A 3.75% 5/15/08 exercise price $14.55, expiration date 5/15/08	550,000	801,625
		1,170,063
Real Estate – 0.72%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10	1,100,000	1,129,150
		1,129,150
Retail – 1.07%
«Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.13, expiration date 2/18/24	380,000	362,425
•Lowe's Companies 0.861% 10/19/21 exercise price $29.05, expiration date 10/19/21	280,000	316,400
#Saks 144A 2.00% 3/15/24 exercise price $11.97, expiration date 3/15/24	425,000	712,406
#United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26	260,000	287,625
		1,678,856
Telecommunications – 0.19%
Qwest Communications International 3.50% 11/15/25 exercise price $5.90, expiration date 11/15/25	180,000	294,750
		294,750
Transportation – 0.44%
*#ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23	200,000	190,000
JetBlue Airways
3.50% 7/15/33 exercise price $28.33, expiration date 7/15/33	275,000	266,063
3.75% 3/15/35 exercise price $17.10, expiration date 3/15/35	225,000	232,875
		688,938
Utilities – 0.80%
#CenterPoint Energy 144A 3.75% 5/15/23 exercise price $11.31, expiration date 5/15/23	800,000	1,265,000
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	180,000	-
		1,265,000
Total Convertible Bonds (cost $13,482,496)		15,033,718

Corporate Bonds – 27.49%
Basic Industry – 3.02%
*AK Steel 7.875% 2/15/09	345,000	345,863
Bowater
9.00% 8/1/09	225,000	238,500
9.50% 10/15/12	300,000	317,250
*Georgia-Pacific 8.875% 5/15/31	400,000	429,999
#Hexion US Finance 144A 9.75% 11/15/14	300,000	319,500
Lyondell Chemical
8.00% 9/15/14	235,000	248,513
8.25% 9/15/16	250,000	270,000
10.50% 6/1/13	45,000	49,500
*#Nell AF Sarl 144A 8.375% 8/15/15	325,000	344,500
NewPage 10.00% 5/1/12	260,000	284,700
Norske Skog Canada 8.625% 6/15/11	250,000	256,250

‡#Port Townsend Paper 144A 11.00% 4/15/11	350,000	302,750
Potlatch 13.00% 12/1/09	250,000	288,535
#Sappi Papier Holding 144A 7.50% 6/15/32	250,000	243,990
‡Solutia 6.72% 10/15/37	375,000	364,688
Tembec Industries 8.625% 6/30/09	275,000	229,625
#Tube City IMS 144A 9.75% 2/1/15	200,000	211,000
		4,745,163
Brokerage – 0.65%
E Trade Financial 8.00% 6/15/11	250,000	263,125
LaBranche
9.50% 5/15/09	265,000	279,575
11.00% 5/15/12	435,000	475,238
		1,017,938
Capital Goods – 1.96%
#Ahern Rentals 144A 9.25% 8/15/13	175,000	184,188
Armor Holdings 8.25% 8/15/13	250,000	263,125
Baldor Electric 8.625% 2/15/17	75,000	79,219
Berry Plastics Holding 8.875% 9/15/14	245,000	254,800
CPG International I 10.50% 7/1/13	150,000	157,875
*Graham Packaging 9.875% 10/15/14	400,000	413,999
Interface 10.375% 2/1/10	350,000	389,375
Intertape Polymer 8.50% 8/1/14	405,000	379,429
*#Momentive Performance Materials 144A 9.75% 12/1/14	250,000	263,125
*¶NTK Holdings 10.75% 3/1/14	75,000	59,250
#RBS Global & Rexnord 144A
9.50% 8/1/14	125,000	132,500
*11.75% 8/1/16	190,000	209,000
*Trimas 9.875% 6/15/12	295,000	295,000
		3,080,885
Consumer Cyclical – 2.51%
*Accuride 8.50% 2/1/15	250,000	254,375
Carrols 9.00% 1/15/13	300,000	311,250
Denny's 10.00% 10/1/12	50,000	53,500
Ford Motor Credit
7.375% 10/28/09	300,000	302,431
•8.11% 1/13/12	125,000	125,825
*9.875% 8/10/11	225,000	242,984
*General Motors 8.375% 7/15/33	500,000	466,249
GMAC 6.875% 9/15/11	185,000	187,401
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	125,000	133,438
Lear 8.75% 12/1/16	150,000	145,313
*#Michaels Stores 144A 11.375% 11/1/16	245,000	267,050
Neiman Marcus PIK 9.00% 10/15/15	230,000	254,150
*NPC International 9.50% 5/1/14	275,000	291,500
O'Charleys 9.00% 11/1/13	200,000	213,000
Rite Aid
8.625% 3/1/15	175,000	171,063
*9.25% 6/1/13	370,000	374,624
#Vitro 144A
8.625% 2/1/12	65,000	65,975
9.125% 2/1/17	85,000	87,125
		3,947,253
Consumer Non-Cyclical – 1.35%
*Constellation Brands 8.125% 1/15/12	300,000	313,500
#Elan Finance 144A 8.875% 12/1/13	300,000	306,000
Ingles Markets 8.875% 12/1/11	290,000	303,775
National Beef Packing 10.50% 8/1/11	400,000	420,999
Pilgrim's Pride
*8.375% 5/1/17	185,000	182,688
9.625% 9/15/11	250,000	263,125
*Swift 12.50% 1/1/10	225,000	236,813
True Temper Sports 8.375% 9/15/11	100,000	90,000
		2,116,900
Emerging Markets – 0.11%
#True Move 144A 10.75% 12/16/13	175,000	179,375
		179,375
Energy – 2.55%
*Bluewater Finance 10.25% 2/15/12	150,000	157,125
Chesapeake Energy 6.625% 1/15/16	70,000	70,700

Compton Petroleum Finance 7.625% 12/1/13	375,000	369,375
El Paso Natural Gas 7.625% 8/1/10	200,000	209,500
#El Paso Performance Linked Trust 144A 7.75% 7/15/11	175,000	186,813
El Paso Production 7.75% 6/1/13	100,000	105,000
Geophysique-Veritas
7.50% 5/15/15	75,000	76,875
7.75% 5/15/17	75,000	78,000
#Hilcorp Energy I 144A
7.75% 11/1/15	75,000	75,375
*9.00% 6/1/16	275,000	294,250
Inergy Finance
6.875% 12/15/14	150,000	148,500
8.25% 3/1/16	75,000	79,500
Mariner Energy 7.50% 4/15/13	200,000	196,500
Massey Energy 6.625% 11/15/10	25,000	25,438
#OPTI Canada 144A 8.25% 12/15/14	200,000	208,000
PetroHawk Energy 9.125% 7/15/13	475,000	507,062
#Regency Energy Partners 144A 8.375% 12/15/13	435,000	446,962
•Secunda International 13.36% 9/1/12	260,000	271,700
#Stallion Oilfield Services/Finance 144A 9.75% 2/1/15	250,000	260,625
Whiting Petroleum 7.25% 5/1/13	235,000	235,881
		4,003,181
Finance & Investments – 0.09%
#Seitel Acquisition 144A 9.75% 2/15/14	135,000	137,700
		137,700
Media – 2.71%
*CCH I Holdings 13.50% 1/15/14	425,000	434,031
Charter Communication Holdings 13.50% 1/15/11	675,000	695,249
#CMP Susquehanna 144A 9.875% 5/15/14	175,000	180,688
Dex Media West 9.875% 8/15/13	250,000	273,438
#Idearc 144A 8.00% 11/15/16	55,000	56,788
Insight Communications 12.25% 2/15/11	150,000	156,938
*Insight Midwest 9.75% 10/1/09	225,000	229,500
Lodgenet Entertainment 9.50% 6/15/13	425,000	457,938
*Mediacom Capital 9.50% 1/15/13	850,000	875,499
#Quebecor World 144A 9.75% 1/15/15	225,000	239,063
#Reader's Digest Association 144A 9.00% 2/15/17	100,000	99,875
#Valassis Communications 144A 8.25% 3/1/15	185,000	185,231
*Vertis 10.875% 6/15/09	140,000	143,500
WMG Acquisition 7.375% 4/15/14	225,000	219,375
		4,247,113
Real Estate – 0.38%
American Real Estate Partners 8.125% 6/1/12	115,000	117,300
BF Saul REIT 7.50% 3/1/14	385,000	394,625
Rouse 7.20% 9/15/12	75,000	79,217
		591,142
Services Cyclical – 4.59%
Adesa 7.625% 6/15/12	385,000	396,550
*American Airlines 7.377% 5/23/19	174,200	173,329
#Aramark 144A 8.50% 2/1/15	240,000	250,500
Boyd Gaming 8.75% 4/15/12	175,000	183,313
Corrections Corporation of America 7.50% 5/1/11	225,000	232,875
FTI Consulting 7.625% 6/15/13	350,000	364,875
*#Galaxy Entertainment Finance 144A 9.875% 12/15/12	450,000	493,312
Gaylord Entertainment 8.00% 11/15/13	120,000	124,800
Harrah's Operating 6.50% 6/1/16	545,000	485,859
Hertz 8.875% 1/1/14	225,000	243,563
¶H-Lines Finance Holdings 11.00% 4/1/13	491,000	462,767
Horizon Lines 9.00% 11/1/12	180,000	189,450
Kansas City Southern de Mexico 9.375% 5/1/12	300,000	323,250
Kansas City Southern Railway 9.50% 10/1/08	25,000	26,250
Majestic Star Casino 9.50% 10/15/10	310,000	327,825
Mandalay Resort Group
*9.375% 2/15/10	140,000	150,150
9.50% 8/1/08	225,000	236,531
*#Mobile Services Group 144A 9.75% 8/1/14	235,000	251,450
OMI 7.625% 12/1/13	175,000	177,625
#Penhall International 144A 12.00% 8/1/14	175,000	189,875
#Pokagon Gaming Authority 144A 10.375% 6/15/14	400,000	439,999

*#Rental Services 144A 9.50% 12/1/14	375,000	401,250
Seabulk International 9.50% 8/15/13	250,000	271,875
Station Casinos 6.625% 3/15/18	150,000	136,688
¶Town Sports International 11.00% 2/1/14	175,000	156,188
Wheeling Island Gaming 10.125% 12/15/09	505,000	516,362
		7,206,511
Services Non-Cyclical – 2.45%
*#Aleris International 144A 10.00% 12/15/16	400,000	424,000
Casella Waste Systems 9.75% 2/1/13	600,000	638,999
CRC Health 10.75% 2/1/16	330,000	363,000
Geo Subordinate 11.00% 5/15/12	250,000	241,250
HCA
*6.50% 2/15/16	425,000	366,563
#144A 9.25% 11/15/16	25,000	26,844
#Healthsouth 144A 10.75% 6/15/16	550,000	617,375
US Oncology 10.75% 8/15/14	250,000	276,250
¶Vanguard Health 11.25% 10/1/15	700,000	575,750
*WCA Waste 9.25% 6/15/14	300,000	319,500
		3,849,531
Technology & Electronics – 0.62%
*#Freescale Semiconductor 144A 10.125% 12/15/16	425,000	437,219
#Open Solutions 144A 9.75% 2/1/15	20,000	20,750
#PGS Solutions 144A 9.625% 2/15/15	50,000	51,764
*Solectron Global Finance 8.00% 3/15/16	290,000	291,450
•#UGS Capital II PIK 144A 10.348% 6/1/11	161,307	164,130
		965,313
Telecommunications – 3.31%
*American Tower 7.125% 10/15/12	300,000	311,625
American Towers 7.25% 12/1/11	100,000	103,875
#Broadview Networks Holdings 144A 11.375% 9/1/12	200,000	213,000
#Cricket Communications 144A 9.375% 11/1/14	275,000	291,500
*#Digicel Group 144A 8.875% 1/15/15	275,000	269,156
#Digicel Limited 144A 9.25% 9/1/12	275,000	294,250
•#Hellas Telecommunications II 144A 11.115% 1/15/15	275,000	286,000
Hughes Network Systems/Finance 9.50% 4/15/14	575,000	612,374
¶Inmarsat Finance 10.375% 11/15/12	500,000	471,249
Level 3 Communications 11.50% 3/1/10	275,000	306,625
#Level 3 Financing 144A 8.75% 2/15/17	210,000	211,838
#MetroPCS Wireless 144A 9.25% 11/1/14	135,000	142,425
•PAETEC Holding 13.87% 10/1/09	150,000	159,375
Qwest
7.50% 10/1/14	375,000	399,844
•8.61% 6/15/13	200,000	219,250
Rural Cellular
9.875% 2/1/10	275,000	292,188
•11.11% 11/1/12	170,000	177,650
Triton PCS
*8.50% 6/1/13	150,000	154,688
9.375% 2/1/11	275,000	284,281
		5,201,193
Utilities – 1.19%
‡#Calpine 144A 8.496% 7/15/07	337,238	365,060
Elwood Energy 8.159% 7/5/26	275,328	294,932
Midwest Generation
8.30% 7/2/09	210,697	217,281
8.75% 5/1/34	200,000	216,500
Mirant Americas 8.30% 5/1/11	375,000	384,375
Mirant North America 7.375% 12/31/13	100,000	103,250
Orion Power Holdings 12.00% 5/1/10	250,000	291,250
		1,872,648
Total Corporate Bonds (cost $41,669,518)		43,161,846

«Senior Secured Loans – 0.64%
Ford Motor 8.36% 12/15/13	300,000	304,125
HCA 7.864% 11/17/13	150,000	151,500
Talecris Biotherapeutics 13.50% 12/6/14	150,000	153,375
Telesat Canada 9.00% 2/14/08	400,000	400,000
Total Senior Secured Loans (cost $1,000,000)		1,009,000

	Number of
	Shares
Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	650	-
Total Warrant (cost $55,294)		-

	Principal
	Amount
Repurchase Agreements – 3.23%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $2,707,595,
collateralized by $896,300 U.S. Treasury Notes 3.50%
due 2/15/10, market value $871,978, $659,300
U.S. Treasury Notes 4.00% due 4/15/10,
market value $659,432, $906,800
U.S. Treasury Notes 6.00% due 8/15/09, market value
$939,101 and $290,100 U.S. Treasury Notes 6.125%
due 8/15/07, market value $292,266)	$2,707,200	2,707,200

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $921,834,
collateralized by $945,800 U.S. Treasury Bills
due 4/12/07, market value $940,282)	921,700	921,700

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $1,440,310,
collateralized by $1,419,300 U.S. Treasury Notes 5.50%
due 5/15/09, market value $1,469,395)	1,440,100	1,440,100
Total Repurchase Agreements (cost $5,069,000)		5,069,000

Total Value of Securities Before Securities Lending Collateral – 127.51%
(cost $171,049,163)		200,222,752

Securities Lending Collateral** – 13.39%
Short-Term Investments – 13.39%
Fixed Rate Notes – 3.01%
Citigroup Global Markets 5.32% 3/1/07	4,193,437	4,193,437
ING Bank, Amsterdam 5.33% 7/9/07	530,651	530,651
		4,724,088
•Variable Rate Notes – 10.38%
ANZ National 5.32% 3/31/08	106,131	106,131
Australia New Zealand 5.32% 3/31/08	530,651	530,651
Bank of New York 5.31% 3/31/08	424,521	424,521
Barclays New York 5.31% 5/18/07	742,911	742,911
Bayerische Landesbank, New York 5.37% 3/31/08	530,651	530,651
Bear Stearns 5.38% 8/31/07	742,911	742,911
BNP Paribas 5.33% 3/31/08	530,651	530,651
Calyon, New York 5.33% 8/14/07	265,326	265,326
Canadian Imperial Bank, New York
5.32% 3/31/08	424,521	371,456
5.33% 8/15/07	371,456	424,521
CDC Financial Products 5.36% 3/30/07	689,846	689,846
Citigroup Global Markets 5.38% 3/7/07	689,846	689,846
Commonwealth Bank, Australia 5.32% 3/31/08	530,651	530,651
Deutsche Bank, London 5.34% 8/20/07	742,911	742,911
Dexia Bank, New York 5.33% 9/28/07	742,886	742,802
Goldman Sachs Group 5.45% 2/29/08	689,846	689,846
Marshall & Ilsley Bank 5.30% 3/31/08	583,716	583,716
Merrill Lynch Mortgage Capital 5.41% 3/8/07	689,846	689,846
Morgan Stanley 5.49% 3/31/08	689,846	689,846
National Australia Bank 5.31% 3/7/07	658,007	658,007
National City Bank, Cleveland 5.32% 3/2/07	636,838	636,839
National Rural Utilities 5.31% 3/31/08	838,429	838,429
Nordea Bank New York 5.31% 5/16/07	265,325	265,323
Nordea Bank Norge 5.33% 3/31/08	530,651	530,651
Royal Bank of Scotland Group 5.31% 3/31/08	530,651	530,651
Societe Generale, New York 5.29% 3/31/08	265,326	265,326
Sun Trust Bank, Atlanta 5.33% 7/30/07	689,846	689,846

Toronto Dominion, New York 5.32% 5/29/07	636,782	636,782
Wells Fargo 5.33% 3/31/08	530,651	530,651
		16,301,545
Total Securities Lending Collateral (cost $21,025,633)		21,025,633

Total Value of Securities – 140.90%
(cost $192,074,796)		221,248,385	©
Obligation to Return Securities Lending Collateral** – (13.39%)		(21,025,633)
Commercial Paper Payable – (27.89%)
(par $44,000,000)		(43,794,831)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.38%		594,460
Net Assets Applicable to 11,009,236 Shares Outstanding – 100.00%		$157,022,381

†Non-income producing security for the period ended February 28, 2007.
‡Non-income producing security. Security is currently in default.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 28, 2007, the aggregate amount of fair valued securities equaled $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At February 28, 2007, the aggregate amount of the restricted security equaled $0 or 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
•Variable rate security. The rate shown is the rate as of February 28, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
«Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2007.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2007, the aggregate amount of Rule 144A securities equaled $19,491,905, which represented 12.41% of the Fund’s net assets. See Note 5 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
*Fully or partially on loan.
**See Note 4 in "Notes."
©Includes $20,738,060 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
GMAC – General Motors Acceptance Corporation
REITs – Real Estate Investment Trusts
PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments Dividend and Income Fund, Inc. (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings – The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 3).

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$192,239,831
Aggregate unrealized appreciation	30,086,308
Aggregate unrealized depreciation	(1,077,754)
Net unrealized appreciation	$ 29,008,554

3. Commercial Paper
As of February 28, 2007, $44,000,000 (par value) of commercial paper was outstanding with an amortized cost of $43,794,831. The weighted average discount rate of commercial paper outstanding at February 28, 2007, was 5.31%. The average daily balance of commercial paper outstanding during the period ended February 28, 2007 was $43,705,458 at a weighted discount rate of 5.31%. The maximum amount of commercial paper outstanding at any time during the period was $44,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.10% per annum on the unused balance. During the period ended February 28, 2007, there were no borrowings under this arrangement.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2007, the value of the securities on loan was $20,738,060, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risks
The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2007. The Fund's REIT holdings are also affected by interest rate changes, paricularly if the REITs it holds use floating rate debt to finance their ongoing operations.

6. Investment Management Personnel
Delaware Investment Advisers (“DIA”) has announced that is has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team. This team is also part of Delaware Management Company (“DMC”), the investment manager to the Portfolio. Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients. It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: